UNITED STATES
		      SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment                       |_|;Amendment Number:_____
This Amendment (Check only one.):             |_| is a restatement.
                                              |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Expo Capital Management, LLC
Address: 11111 Santa Monica Blvd.
         Suite 1470
         Los Angeles, CA 90025

13F File Number: 28-12799

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Andrew Bzura
Title: Chief Operating Officer
Phone: 310-201-7911

Signature, Place, and Date of Signing:


/s/  Andrew Bzura                 	 Los Angeles, CA      May 14, 2012
-----------------------------------      ----------------   ------------------
     [Signature]                          [City, State]           [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                      FORM 13F
                                    SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   25

Form 13F Information Table Value Total:   $523,782 (thousands)

List of Other Included Managers:	  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Expo Capital Management, LLC
March 31, 2012

                                FORM 13F INFORMATION TABLE

                                TITLE OF                 VALUE   SHRS OR   SH/ PUT/  INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                  CLASS          CUSIP     (x$1000)PRN AMT   PRN CALL  DISCRETION MANAGERS SOLE      SHARED NONE
------------------------------------------------------------------------------------------------------------------------------
ALERE INC                       COM            01449J105 $18,857   725,000 SH        Sole                  725,000
ALLERGAN INC                    COM            018490102 $19,086   200,000 SH        Sole                  200,000
BROOKDALE SENIOR LIVING INC     COM            112463104 $21,528 1,150,000 SH        Sole                1,150,000
CENTENE CORP DEL                COM            15135B101 $24,485   500,000 SH        Sole                  500,000
CEPHEID INC                     COM            15670R107 $21,961   525,000 SH        Sole                  525,000
CUBIST PHARMACEUTICALS INC      COM            229678107 $20,544   475,000 SH        Sole                  475,000
ENDO PHARMACEUTICALS INC        COM            29264F205 $27,111   700,000 SH        Sole                  700,000
GEN PROBE INC                   COM            36866T103 $18,263   275,000 SH        Sole                  275,000
HOLOGIC INC                     COM            436440101 $19,934   925,000 SH        Sole                  925,000
MEDICIS PHARMACEUTICAL CORP     COM            584690309 $36,086   960,000 SH        Sole                  960,000
MOLINA HEALTHCARE INC           COM            60855R100 $19,337   575,000 SH        Sole                  575,000
ONYX PHARMACEUTICALS INC        COM            683399109 $20,724   550,000 SH        Sole                  550,000
PERKINELMER INC                 COM            714046109 $17,979   650,000 SH        Sole                  650,000
PSS WORLD MEDICAL INC           COM            69366A100 $17,738   700,000 SH        Sole                  700,000
QIAGEN NV EUR                   COM            N72482107 $21,020 1,350,000 SH        Sole                1,350,000
SALIX PHARMACEUTICALS LTD       COM            795435106 $18,375   350,000 SH        Sole                  350,000
SIRONA DENTAL SYSTEMS INC       COM            82966C103 $23,193   450,000 SH        Sole                  450,000
THORATEC CORP                   COM            885175307 $19,383   575,000 SH        Sole                  575,000
UNITED THERAPEUTICS CORP        COM            91307C102 $17,674   375,000 SH        Sole                  375,000
VCA ANTECH INC                  COM            918194101 $18,568   800,000 SH        Sole                  800,000
VOLCANO CORP                    COM            928645100 $26,252   925,000 SH        Sole                  925,000
WARNER CHILCOTT PLC             COM            G94368100 $18,491 1,100,000 SH        Sole                1,100,000
WATERS CORP                     COM            941848103 $15,752   170,000 SH        Sole                  170,000
WATSON PHARMACEUTICALS INC      COM            942683103 $23,471   350,000 SH        Sole                  350,000
WELLCARE HEALTH PLANS INC       COM            94946T106 $17,970   250,000 SH        Sole                  250,000